Inventory (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Inventory
Raw materials	$ 3,737
Work in process	7,069
Inventory	10,806
Recognized as: Inventory	241
Capitalized costs	10,800
Other assets
Inventory
Recognized as: Other assets	$ 10,565